Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Income by Function
Net sales	$ 3,224,233,005	$ 2,618,437,052	$ 2,656,878,395
Cost of sales	(1,945,363,408)	(1,601,997,255)	(1,628,701,823)
Gross Profit	1,278,869,597	1,016,439,797	1,028,176,572
Other income	21,479,861	1,310,489	2,497,520
Distribution expenses	(289,987,008)	(227,807,179)	(253,514,676)
Administrative expenses	(561,801,213)	(431,295,515)	(429,517,716)
Other expenses	(36,650,029)	(26,441,583)	(886,331)
Other (losses) gains	0	(15,909,117)	(24,983,899)
Financial income	28,959,918	31,396,167	39,722,410
Financial expenses	(70,413,883)	(65,288,352)	(59,547,953)
Share of profit of investments in associates and joint ventures accounted for using the equity method	997,644	2,716,169	1,409,069
Foreign exchange differences	(7,406,704)	(17,216,130)	(11,607,728)
Income by indexation units	3,988,588	(7,398,952)	(58,943,643)
Net income before income taxes	368,036,771	260,505,794	232,803,625
Income tax expense	(133,392,646)	(85,994,307)	(104,344,638)
Net income	234,644,125	174,511,487	128,458,987
Net income attributable to
Owners of the parent	232,662,884	171,441,410	125,497,642
Non-controlling interests	1,981,241	3,070,077	2,961,345
Net income	$ 234,644,125	$ 174,511,487	$ 128,458,987
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	$ 245.8	$ 181.12	$ 132.58
Earnings per share, diluted	245.8	181.12	132.58
Series A Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	234.09	172.49	126.27
Earnings per share, diluted	234.09	172.49	126.27
Series B Share
Earnings per Share, basic and diluted in ongoing operations
Earnings per share, basic	257.5	189.74	138.89
Earnings per share, diluted	$ 257.5	$ 189.74	$ 138.89